Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Aging of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 208,148,699	$ 209,775,485
Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	154,659,093	157,433,609
Receivable from subscribers and distributors [member] | 1 - 30 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	31,726,606	35,694,272
Receivable from subscribers and distributors [member] | 31 - 60 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,099,261	4,533,604
Receivable from subscribers and distributors [member] | 61 - 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	2,574,082	2,645,034
Receivable from subscribers and distributors [member] | Greater than 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	49,419,630	45,477,862
Unbilled services provided [member] | Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 66,839,514	$ 69,082,837